Accumulated Other Comprehensive Income (Loss) [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests [Table Text Block]

	2019	2020	2021
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of fiscal year	¥2,270,346	¥(369,369)	¥(344,785)
Net change during the fiscal year	60,616	24,584	(38,253)
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities	(2,700,331)	—	—
Effect of adopting new guidance on measurement of credit losses on financial instruments	—	—	34

Balance at end of fiscal year	¥(369,369)	¥(344,785)	¥(383,004)

Net debt valuation adjustments:
Balance at beginning of fiscal year	¥(16,488)	¥(8,670)	¥45,502
Net change during the fiscal year	9,729	54,172	(83,364)
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities	(1,911)	—	—

Balance at end of fiscal year	¥(8,670)	¥45,502	¥(37,862)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥(19,250)	¥(24,140)	¥(13,343)
Net change during the fiscal year	(4,890)	10,797	32,372

Balance at end of fiscal year	¥(24,140)	¥(13,343)	¥19,029

Defined benefit plans:
Balance at beginning of fiscal year	¥(119,593)	¥(208,273)	¥(337,918)
Net change during the fiscal year	(88,680)	(129,645)	317,536

Balance at end of fiscal year	¥(208,273)	¥(337,918)	¥(20,382)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥362,300	¥326,183	¥230,127
Net change during the fiscal year	(36,117)	(96,056)	(97,389)

Balance at end of fiscal year	¥326,183	¥230,127	¥132,738

Balance at end of fiscal year	¥(284,269)	¥(420,417)	¥(289,481)

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI [Table Text Block]

	2019			2020			2021
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥132,723	¥(24,690)	¥108,033	¥100,974	¥(2,260)	¥98,714	¥(69,247)	¥(599)	¥(69,846)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(28,953)	9,100	(19,853)	(107,102)	32,007	(75,095)	(383)	(547)	(930)

Net change	103,770	(15,590)	88,180	(6,128)	29,747	23,619	(69,630)	(1,146)	(70,776)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			27,564			(965)			(32,523)

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			60,616			24,584			(38,253)

Net debt valuation adjustments:
Net debt valuation adjustments	13,006	(3,982)	9,024	77,765	(23,812)	53,953	(126,007)	38,584	(87,423)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	1,016	(311)	705	315	(96)	219	5,851	(1,792)	4,059

Net change	14,022	(4,293)	9,729	78,080	(23,908)	54,172	(120,156)	36,792	(83,364)
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			9,729			54,172			(83,364)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(10,397)	2,825	(7,572)	1,375	(560)	815	44,255	(12,359)	31,896
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	3,662	(980)	2,682	13,279	(3,452)	9,827	164	115	279

Net change	(6,735)	1,845	(4,890)	14,654	(4,012)	10,642	44,419	(12,244)	32,175

	2019			2020			2021
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			(155)			(197)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(4,890)			10,797			32,372

Defined benefit plans:
Defined benefit plans	(126,001)	37,655	(88,346)	(195,851)	59,426	(136,425)	436,435	(133,404)	303,031
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(1,168)	574	(594)	6,643	(1,741)	4,902	22,504	(6,479)	16,025

Net change	(127,169)	38,229	(88,940)	(189,208)	57,685	(131,523)	458,939	(139,883)	319,056
Defined benefit plans attributable to noncontrolling interests			(260)			(1,878)			1,520

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(88,680)			(129,645)			317,536

Foreign currency translation adjustments:
Foreign currency translation adjustments	(18,062)	(17,932)	(35,994)	(99,520)	19,588	(79,932)	(61,085)	(14,370)	(75,455)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(9,002)	2,784	(6,218)	(2,238)	1,105	(1,133)	(57,534)	17,738	(39,796)

Net change	(27,064)	(15,148)	(42,212)	(101,758)	20,693	(81,065)	(118,619)	3,368	(115,251)
Foreign currency translation adjustments attributable to noncontrolling interests			(6,095)			14,991			(17,862)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(36,117)			(96,056)			(97,389)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥(59,342)			¥(136,148)			¥130,902

Reclassification of Significant Items out of Accumulated OCI [Table Text Block]

	2019	2020	2021
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net losses (gains) on sales and redemptions of Available-for-sale debt securities	¥(29,182)	¥(108,193)	¥6,410	Investment securities gains (losses)—net
Impairment losses on investment securities	596	1,590	6	Investment securities gains (losses)—net
Other	(367)	(499)	(6,799)

	(28,953)	(107,102)	(383)	Total before tax
	9,100	32,007	(547)	Income tax expense

	¥(19,853)	¥(75,095)	¥(930)	Net of tax

Net debt valuation adjustments	¥1,016	¥315	¥5,851	Equity in earnings of equity method investees—net or Other non-interest income

	1,016	315	5,851	Total before tax
	(311)	(96)	(1,792)	Income tax expense

	¥705	¥219	¥4,059	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges Interest rate contracts	¥3,739	¥9,878	¥(3,579)	Interest income on Loans, including fees
Foreign exchange contracts	—	3,399	3,743	Interest expense on Long- term debt or Foreign exchange losses—net
Other	(77)	2	—

	3,662	13,279	164	Total before tax
	(980)	(3,452)	115	Income tax expense

	¥2,682	¥9,827	¥279	Net of tax

Defined benefit plans
Net actuarial loss (1)	¥11,431	¥15,488	¥28,787	Other non-interest expenses
Prior service cost (1)	(6,269)	(5,718)	(4,267)	Other non-interest expenses
Gain on settlements and curtailment, and other (1)	(6,330)	(3,127)	(2,016)	Other non-interest income or expenses

	(1,168)	6,643	22,504	Total before tax
	574	(1,741)	(6,479)	Income tax expense

	¥(594)	¥4,902	¥16,025	Net of tax

Foreign currency translation adjustments	¥(9,004)	¥(5,003)	¥(57,561)	Other non-interest income
	2	2,765	27	Other non-interest expenses

	(9,002)	(2,238)	(57,534)	Total before tax
	2,784	1,105	17,738	Income tax expense

	¥(6,218)	¥(1,133)	¥(39,796)	Net of tax

Total reclassifications for the period	¥(34,445)	¥(89,103)	¥(29,398)	Total before tax
	11,167	27,823	9,035	Income tax expense

	¥(23,278)	¥(61,280)	¥(20,363)	Net of tax

Note:
(1)	These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.